Analysis of Financial Assets and Liabilities by Measurement Basis (Tables)	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Carrying Amounts of Financial Assets and Liabilities by Category and Line Item	The following tables present the carrying amounts of the financial assets and liabilities, by category and by line item, of the consolidated statements of financial position.

	At March 31, 2022
	Financial assets and liabilities at fair value through profit or loss	Financial assets and liabilities at amortized cost	Debt instruments at fair value through other comprehensive income	Equity instruments at fair value through other comprehensive income	Total

	(In millions)
Financial assets:
Cash and deposits with banks	¥—	¥75,697,521	¥—	¥—	¥75,697,521
Call loans and bills bought	—	1,965,135	—	—	1,965,135
Reverse repurchase agreements and cash collateral on securities borrowed	—	11,303,930	—	—	11,303,930
Trading assets	3,736,296	—	—	—	3,736,296
Derivative financial instruments	6,443,748	—	—	—	6,443,748
Financial assets at fair value through profit or loss	1,695,585	—	—	—	1,695,585
Investment securities	—	83,954	28,066,966	4,598,485	32,749,405
Loans and advances	—	104,635,815	—	—	104,635,815
Other financial assets (1)	—	5,309,839	—	—	5,309,839

Total	¥11,875,629	¥198,996,194	¥28,066,966	¥4,598,485	¥243,537,274

Financial liabilities:
Deposits (2)	¥(8,569)	¥162,602,061	¥—	¥—	¥162,593,492
Call money and bills sold	—	1,130,000	—	—	1,130,000
Repurchase agreements and cash collateral on securities lent	—	20,113,162	—	—	20,113,162
Trading liabilities	3,181,992	—	—	—	3,181,992
Derivative financial instruments	6,966,336	—	—	—	6,966,336
Financial liabilities designated at fair value through profit or loss	455,734	—	—	—	455,734
Borrowings (2)	(138)	20,584,789	—	—	20,584,651
Debt securities in issue (2)	5,721	11,422,716	—	—	11,428,437
Other financial liabilities (1)	851	7,808,826	—	—	7,809,677

Total	¥10,601,927	¥223,661,554	¥—	¥—	¥234,263,481

	At March 31, 2021
	Financial assets and liabilities at fair value through profit or loss	Financial assets and liabilities at amortized cost	Debt instruments at fair value through other comprehensive income	Equity instruments at fair value through other comprehensive income	Total

	(In millions)
Financial assets:
Cash and deposits with banks	¥—	¥73,090,816	¥—	¥—	¥73,090,816
Call loans and bills bought	—	2,553,468	—	—	2,553,468
Reverse repurchase agreements and cash collateral on securities borrowed	—	11,738,072	—	—	11,738,072
Trading assets	3,140,736	—	—	—	3,140,736
Derivative financial instruments	5,521,617	—	—	—	5,521,617
Financial assets at fair value through profit or loss	1,744,848	—	—	—	1,744,848
Investment securities	—	72,015	26,392,635	4,586,811	31,051,461
Loans and advances	—	97,714,938	—	—	97,714,938
Other financial assets (1)	—	4,250,454	—	—	4,250,454

Total	¥10,407,201	¥189,419,763	¥26,392,635	¥4,586,811	¥230,806,410

Financial liabilities:
Deposits (2)	¥(2,004)	¥155,495,658	¥—	¥—	¥155,493,654
Call money and bills sold	—	1,368,515	—	—	1,368,515
Repurchase agreements and cash collateral on securities lent	—	18,509,906	—	—	18,509,906
Trading liabilities	2,080,826	—	—	—	2,080,826
Derivative financial instruments	4,949,433	—	—	—	4,949,433
Financial liabilities designated at fair value through profit or loss	239,519	—	—	—	239,519
Borrowings (2)	514	19,422,841	—	—	19,423,355
Debt securities in issue (2)	9,596	11,219,004	—	—	11,228,600
Other financial liabilities (1)	1,045	8,416,003	—	—	8,417,048

Total	¥7,278,929	¥214,431,927	¥—	¥—	¥221,710,856

(1)	Other financial assets and liabilities comprise of those included in other assets and liabilities, which meet the definition of a financial asset and liability.
(2)
Embedded derivatives, which are separately accounted for, but presented together with the host contract in the consolidated statements of financial position, are disclosed in this table within the category of “Financial assets and liabilities at fair value through profit or loss.” Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in this table as liabilities to be consistent with the line of the host contract.